Supplemental Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2014	2013	2012
Income taxes paid (refunds received)	141	118	143
Interest paid	39	293	401
Interest received	12	6	16

Non-cash transactions:	2014	2013	2012
Capital lease obligations incurred	236	64	137